Investment Objectives and Goals - Yorkville America MANGOS Plus Index ETF	Aug. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Yorkville America MANGOS Plus Index ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, track the price and yield performance of the Yorkville America™ MANGOS Plus Index.